   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 1995


                                                        REGISTRATION NO. 2-68723
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        /X/

                          PRE-EFFECTIVE AMENDMENT NO.                        / /


                        POST-EFFECTIVE AMENDMENT NO. 23                      /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 24                             /X/

                        (Check appropriate box or boxes)
                            ------------------------

                    PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
               (Exact name of registrant as specified in charter)

                               ONE SEAPORT PLAZA,
                            NEW YORK, NEW YORK 10292
               (Address of Principal Executive Offices)(Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 214-1250

                               S. JANE ROSE, ESQ.
                               ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
               (Name and Address of Agent for Service of Process)
                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.
             It is proposed that this filing will become effective
                            (check appropriate box):

                       / / immediately upon filing pursuant to paragraph (b)


                       / / on (date) pursuant to paragraph (b)


                       / / 60 days after filing pursuant to paragraph (a)(1)


                       /X/ on March 4, 1996 pursuant to paragraph (a)(1)


                       / / 75 days after filing pursuant to paragraph (a)(2)

                       / / on (date) pursuant to paragraph (a)(2) of rule 485.

                          If appropriate, check the following box:


                       /X/ this post-effective amendment designates a new
                           effective date for a previously filed post-effective amendment (Post-Effective Amendment No. 21).


    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of shares of its Common Stock, par value $.01 per share. The Registrant filed a notice under such Rule for its fiscal year ended September 30, 1995 on November 15, 1995.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                    LOCATION
-----------------------------------------------  ----------------------------------
PART A
Item     1.  Cover Page........................  Cover Page
Item     2.  Synopsis..........................  Fund Expenses
Item     3.  Condensed Financial Information...  Fund Expenses; Financial
                                                 Highlights; How the Fund
                                                 Calculates Performance
Item     4.  General Description of              Cover Page; Fund Highlights; How
             Registrant........................  the Fund Invests; General
                                                 Information
Item     5.  Management of the Fund............  Financial Highlights; How the Fund
                                                 is Managed
Item     6.  Capital Stock and Other             Taxes, Dividends and
             Securities........................  Distributions; General Information
Item     7.  Purchase of Securities Being        Shareholder Guide; How the Fund
             Offered...........................  Values its Shares
Item     8.  Redemption or Repurchase..........  Shareholder Guide; How the Fund
                                                 Values its Shares; General
                                                 Information
Item     9.  Pending Legal Proceedings.........  Not Applicable

PART B
Item    10.  Cover Page........................  Cover Page
Item    11.  Table of Contents.................  Table of Contents
Item    12.  General Information and History...  General Information
Item    13.  Investment Objectives and           Investment Objective and Policies;
             Policies..........................  Investment Restrictions
Item    14.  Management of the Fund............  Directors and Officers; Manager;
                                                 Distributor
Item    15.  Control Persons and Principal       Not Applicable
             Holders of Securities.............
Item    16.  Investment Advisory and Other       Manager; Distributor; Custodian,
             Services..........................  Transfer and Dividend Disbursing
                                                 Agent and Independent Accountants
Item    17.  Brokerage Allocation and Other      Portfolio Transactions and
             Practices.........................  Brokerage
Item    18.  Capital Stock and Other             Not Applicable
             Securities........................
Item    19.  Purchase, Redemption and Pricing    Purchase and Redemption of Fund
             of Securities Being Offered.......  Shares; Shareholder Investment
                                                 Account; Net Asset Value
Item    20.  Tax Status........................  Taxes
Item    21.  Underwriters......................  Distributor
Item    22.  Calculation of Performance Data...  Performance Information
Item    23.  Financial Statements..............  Financial Statements

PART C
        Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.

                                (CLASS Z SHARES)

----------------------------------------------------------------


PROSPECTUS DATED MARCH 4, 1996


----------------------------------------------------------------

Prudential Growth Opportunity Fund, Inc. (the Fund) is an open-end, diversified management investment company whose objective is capital growth. The Fund intends to invest principally in a carefully selected portfolio of common stocks--generally small company stocks having prospects of a high return on equity, increasing earnings, increasing dividends (or an expectation of dividends) and price-earnings ratios which are not excessive. The Fund's purchase and sale of put and call options and related short-term trading may result in a high portfolio turnover rate. These activities may be considered speculative and may result in higher risks and costs to the Fund. The Fund may also buy and sell stock index futures and may buy and sell options on stock indices in accordance with limits described herein. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies." The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.


Class Z shares are offered exclusively for sale to participants in the PSI 401(k) Plan, an employee benefit plan sponsored by Prudential Securities Incorporated (the PSI 401(k) Plan or the Plan). Only Class Z shares are offered through this Prospectus. The Fund also offers Class A, Class B and Class C shares through the attached Prospectus dated November 29, 1995 (the Retail Class Prospectus) which is a part hereof.



This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated November 29, 1995, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund, at the address or telephone number noted above.


--------------------------------------------------------------------------------

INVESTORS ARE  ADVISED  TO  READ  THIS  PROSPECTUS  AND  RETAIN  IT  FOR  FUTURE
REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                                                                 CLASS Z SHARES
                                                                                                 ---------------
   Maximum Sales Load Imposed on Purchases (as a percentage of offering price).................       None
    Maximum Sales Load or Deferred Sales Load Imposed on Reinvested Dividends..................       None
    Deferred Sales Load (as a percentage of original purchase price or redemption proceeds,
     whichever is lower).......................................................................       None
    Redemption Fees............................................................................       None
    Exchange Fee...............................................................................       None

ANNUAL FUND OPERATING EXPENSES                                                                   CLASS Z SHARES*
                                                                                                 ---------------
(as a percentage of average net assets)
    Management Fees............................................................................       .70%
    12b-1 Fees.................................................................................       None
    Other Expenses.............................................................................       .38%
    Total Fund Operating Expenses..............................................................       1.08%



EXAMPLE                                                                                     1 YEAR   3 YEARS  5 YEARS   10 YEARS
                                                                                            -------  -------  --------  --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
    Class Z*..............................................................................  $   11   $   35   $    60   $   133
[The above example is based on expenses expected to have been incurred if Class Z shares had been in existence during the fiscal year  ended September  30, 1995.]  THE EXAMPLE  SHOULD NOT BE  CONSIDERED A  REPRESENTATION OF  PAST OR  FUTURE EXPENSES. ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
The purpose of this table is  to assist investors in understanding  the various costs and expenses  that an investor in Class  Z shares  of the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is  Managed." "Other Expenses" includes  operating expenses of the Fund,  such as directors' and  professional fees, registration fees, reports to shareholders, transfer agency and custodian fees and franchise taxes.

  --------------
 *[Estimated based on expenses expected to have been incurred if Class Z shares had been in existence during the fiscal year ended September 30,1995.]

    THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND IS MANAGED--DISTRIBUTOR" IN THE RETAIL CLASS PROSPECTUS:

    Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

    THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND VALUES ITS SHARES" IN THE RETAIL CLASS PROSPECTUS:


    The NAV of Class Z shares will generally be higher than the NAV of Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution and/or service fee. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution-related expense accrual differential among the classes.


    THE    FOLLOWING    INFORMATION    SUPPLEMENTS    "TAXES,    DIVIDENDS   AND
DISTRIBUTIONS--TAXATION OF SHAREHOLDERS" IN THE RETAIL CLASS PROSPECTUS:

    As a qualified plan, the PSI 401(k) Plan generally pays no federal income tax. Individual participants in the Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the PSI 401(k) Plan.

    The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

    THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "SHAREHOLDER GUIDE--HOW TO BUY SHARES OF THE FUND" AND "SHAREHOLDER GUIDE--HOW TO SELL YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:


    Class Z shares of the Fund are offered exclusively for sale to participants in the PSI 401(k) Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual plan participants at NAV without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual plan participants with respect to contributions in the Plan. All purchases by the Plan will be for Class Z shares. Individual Plan participants should contact the Prudential Securities Benefits Department for information on making or changing investment choices. The Prudential Securities Benefits Department is located at One Seaport Plaza, 33rd Floor, New York, New York 10292 and may be reached by calling (212) 214-7194.


    The average net asset value per share at which shares of the Fund are purchased or redeemed by the Plan for the accounts of individual plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

    THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO EXCHANGE YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:


    Effective as of the date of this Prospectus, Class A shares held through the PSI 401(k) Plan on behalf of participants will be automatically exchanged for Class Z shares. You should contact the Prudential Securities Benefits Department about how to exchange your Class Z shares for Class Z shares of other Prudential Mutual Funds. See "How to Buy Shares of the Fund" above.


    THE   INFORMATION  ABOVE  ALSO  SUPPLEMENTS   THE  INFORMATION  UNDER  "FUND
HIGHLIGHTS" IN THE RETAIL CLASS PROSPECTUS AS APPROPRIATE.

                    PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
                       SUPPLEMENT DATED MARCH 4, 1996 TO
                       PROSPECTUS DATED NOVEMBER 29, 1995



    THE FOLLOWING INFORMATION SUPPLEMENTS "GENERAL INFORMATION--DESCRIPTION OF COMMON STOCK" IN THE PROSPECTUS:



    The Fund is authorized to offer 1 billion shares of common stock, $.01 par value per share, divided into four classes of shares, designated Class A, Class B, Class C and Class Z shares, each consisting of 250 million authorized shares. Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees, which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to participants in the PSI 401(k) Plan, an employee benefit plan sponsored by Prudential Securities. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fee. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Directors may determine. Currently, the Fund is offering four classes, designated Class A, Class B, Class C and Class Z shares.



    [THE FOLLOWING INFORMATION FOR THE CLASS Z SHARES SUPPLEMENTS "HOW THE FUND CALCULATES PERFORMANCE" IN THE PROSPECTUS:



    The Fund will include performance data for each class of shares offered through the Prospectus in any advertisement or information including performance data of the Fund.]

                    PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.
                       Supplement dated March 4, 1996 to
                   Statement of Additional Information dated
                               November 29, 1995


THE FOLLOWING INFORMATION SUPPLEMENTS "DIRECTORS AND OFFICERS" IN THE STATEMENT OF ADDITIONAL INFORMATION:


    As of December 1, 1995, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of the Fund.



    As of December 1, 1995, the only beneficial owner, directly or indirectly, of more than 5% of the outstanding shares of any class of beneficial interest was: Robert I. Orestein, P.O. Box 2009, Peck Slip Station, New York, NY, who held 11,098 Class C shares (7.5%).



    As of December 1, 1995, Prudential Securities was the record holder for other beneficial owners of 7,354,833 Class A shares (or 41% of the outstanding Class A shares), 19,539,679 Class B shares (or 70% of the outstanding Class B shares) and 98,795 Class C shares (or 67% of the outstanding Class C shares) of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.


THE FOLLOWING INFORMATION SUPPLEMENTS "DISTRIBUTOR" IN THE STATEMENT OF ADDITIONAL INFORMATION:


    Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which are reimbursed by or paid for by the Fund.


THE FOLLOWING INFORMATION SUPPLEMENTS "PURCHASE AND REDEMPTION OF FUND SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION:


    Shares of the Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or
(ii) on a deferred basis (Class B or Class C shares). Class Z shares of the Fund are not subject to any sales or redemption charge and are offered exclusively for sale to participants in the Prudential Securities 401(k) Plan, an employee benefit plan sponsored by Prudential Securities (the PSI 401(k) Plan). See "Shareholder Guide--How to Buy Shares of the Fund" in the Prospectus.



    Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service expenses, which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to participants in the PSI 401(k) Plan. See "Distributor." Each class also has separate exchange privileges. See "Shareholder Investment Account--Exchange Privilege."


SPECIMEN PRICE MAKE-UP SHEET


    Under the current distribution arrangements between the Fund and the Distributor, Class Z* shares are sold at net asset value. Using the Fund's net asset value at September 30, 1995, the maximum offering price of Class Z shares is as follows:



CLASS Z
Net asset value, offering price and redemption price per Class Z share*..................  $   13.56
                                                                                           ---------
                                                                                           ---------


------------------------

* Class Z shares did not exist prior to March 4, 1996.

THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER INVESTMENT ACCOUNT--EXCHANGE PRIVILEGE" IN THE STATEMENT OF ADDITIONAL INFORMATION:

    CLASS Z. Class Z shares may be exchanged for Class Z shares of the funds listed below which participate in the PSI 401(k) Plan. No fee or sales load will be imposed upon the exchange.

    Prudential Allocation Fund
      (Balanced Portfolio)
    Prudential Equity Income Fund
    Prudential Equity Fund, Inc.
    Prudential Global Fund, Inc.
    Prudential Government Income Fund, Inc.
    Prudential Government Securities Trust
      (Money Market Series)
    Prudential High Yield Fund, Inc.
    Prudential MoneyMart Assets, Inc.
    Prudential Multi-Sector Fund, Inc.
    Prudential Pacific Growth Fund, Inc.

    Prudential Utility Fund, Inc.

    The Prospectus and Statement of Additional Information dated November 29, 1995 are incorporated herein by reference in their entirety from Post-Effective Amendment No. 22 to Registrant's Registration Statement (File 2-68723) filed via EDGAR on November 28, 1995.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS:

    (1) The Financial Statements in Parts A and B, as applicable, to this Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 2-68723).

        Financial Highlights for the ten year period ended September 30, 1995 (Part A).

        Portfolio of Investments at September 30, 1995 (Part B).

        Statement of Assets and Liabilities at September 30, 1995 (Part B).

        Statement of Operations for the year ended September 30, 1995 (Part B).

        Statement of Changes in Net Assets for the years ended September 30, 1994 and 1995 (Part B).

        Notes to Financial Statements (Part B).

        Financial Highlights for each of the five years ended September 30, 1995 (Part B).

        Report of Independent Accountants (Part B).

(B) EXHIBITS:

     1. (a) Amended and Restated Articles of Incorporation. Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1993 (File No. 2-68723).

        (b) Articles of Amendment. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

     2. Amended and Restated By-Laws. Incorporated by reference to Exhibit 2(d) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).

     4. Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).

     5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management Inc. Incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-68723).

        (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-68723).

     6. (a) Distribution Agreement for Class A shares. Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (b) Distribution Agreement for Class B shares. Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (c) Distribution Agreement for Class C shares. Incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (d) Form of Distribution Agreement for Class Z shares. Incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on October 20, 1995 (File No. 2-68723).

     8. Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment 14 to the Registration Statement on Form N-1A (File No. 2-68723).

     9. Transfer Agency Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated January 1, 1988. Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 2-68723).

    10. Opinion of Sullivan & Cromwell. Incorporated by reference to Exhibit No. 10 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-68723).

    11. Consent of Independent Accountants.*

    13. Purchase Agreement. Incorporated by reference to Exhibit No. 13 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-68723).

    15. (a) Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit 15(a) to Post-Effective
       Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (b) Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (c) Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

    16. (a) Schedule of Computation of Performance Quotations. Incorporated by reference to Exhibit No. 16 to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 2-68723).

        (b) Schedule of Computation of 30-day yield. Incorporated by reference to Exhibit No. 16(b) to Post-Effective Amendment 17 to the Registration Statement on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).


    17. Financial Data Schedule. Filed as Exhibit 17 to Post-Effective Amendment No. 22 to Registration Statement on Form N-1A filed via EDGAR on November 28, 1995 (File No. 2-68723).


    18.   Rule  18f-3  Plan.   Incorporated  by  reference   to  Exhibit  18  to
       Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on October 20, 1995 (File No. 2-68723).

------------------------
 *Filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


    As of December 1, 1995 there were 33,736, 52,950 and 465 record holders of Class A, Class B and Class C common stock, $.01 par value per share, of the Registrant, respectively.


ITEM 27.  INDEMNIFICATION.

    As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 2-418 of Maryland

General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibits 6(b) and (c) to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

    The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

    Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the
Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    (a) Prudential Mutual Fund Management, Inc.

    See "How the Fund is Managed" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed in March 30, 1995).

    The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.


NAME AND ADDRESS      POSITION WITH PMF                                       PRINCIPAL OCCUPATIONS
--------------------  ----------------------------------------------------------------------------------------------------------
Brendan D. Boyle      Executive Vice President,   Executive Vice President, Director of Marketing and Director, PMF; Senior Vice
                      Director of Marketing and     President, Prudential Securities Incorporated (Prudential Securities);
                      Director                      Chairman and Director, Prudential Mutual Fund Distributors, Inc. (PMFD)
Stephen P. Fisher     Senior Vice President       Senior Vice President, PMF; Senior Vice President, Prudential Securities; Vice
                                                    President, PMFD
Frank W. Giordano     Executive Vice President,   Executive Vice President, General Counsel, Secretary and Director, PMF and
                      General Counsel, Secretary    PMFD; Senior Vice President, Prudential Securities; Director, Prudential
                      and Director                  Mutual Fund Services, Inc. (PMFS)
Robert F. Gunia       Executive Vice President,   Executive Vice President, Chief Financial and Administrative Officer,
                      Chief Financial and           Treasurer and Director, PMF; Senior Vice President, Prudential Securities;
                      Administrative Officer,       Executive Vice President, Chief Financial Officer, Treasurer and Director,
                      Treasurer and Director        PMFD; Director, PMFS
Theresa A. Hamacher   Director                    Director, PMF; Vice President, Prudential; Vice President, Prudential
Prudential Plaza                                    Investment Corporation (PIC)
Newark, N.J. 07102
Timothy J. O'Brien    Director                    President, Chief Executive Officer, Chief Operating Officer and Director,
Raritan Plaza One                                   PMFD; Chief Executive Officer and Director, PMFS; Director, PMF
Edison, N.J. 08837
Richard A. Redeker    President, Chief Executive  President, Chief Executive Officer and Director, PMF; Executive Vice
                      Officer and Director          President, Director and Member of the Operating Committee, Prudential
                                                    Securities; Director, Prudential Securities Group, Inc. (PSG); Executive
                                                    Vice President, PIC; Director, PMFD; Director, PMFS
S. Jane Rose          Senior Vice President,      Senior Vice President, Senior Counsel and Assistant Secretary, PMF; Senior
                      Senior Counsel and Assistant   Vice President and Senior Counsel, Prudential Securities
                      Secretary


    (b) The Prudential Investment Corporation (PIC)

    See "How the Fund is Managed--Subadviser" in the Prospectus constituting Part A of this Registration Statement and "Subadviser" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.

NAME AND ADDRESS           POSITION WITH PIC                           PRINCIPAL OCCUPATIONS
-------------------------  ---------------------  ----------------------------------------------------------------
William M. Bethke          Senior Vice President  Senior Vice President, Prudential; Senior Vice President, PIC
Two Gateway Center
Newark, NJ 07102
John D. Brookmeyer, Jr.    Senior Vice President  Senior Vice President, Prudential; Senior Vice President and
51 JFK Parkway             and Director             Director, PIC
Short Hills, NJ 07078

NAME AND ADDRESS           POSITION WITH PIC                           PRINCIPAL OCCUPATIONS
-------------------------  ---------------------  ----------------------------------------------------------------
Barry M. Gillman           Director               Director, PIC

Theresa A. Hamacher        Vice President         Vice President, Prudential; Vice President, PIC; Director, PMF

Harry E. Knapp, Jr.        President, Chairman    President, Chairman of the Board, Chief Executive Officer and
                           of the Board, Chief      Director, PIC; Vice President, Prudential
                           Executive Officer and
                           Director

William P. Link            Senior Vice President  Executive Vice President, Prudential; Senior Vice President, PIC
Four Gateway Center
Newark, NJ 07102

Richard A. Redeker         Executive Vice         President, Chief Executive Officer and Director, PMF; Executive
One Seaport Plaza          President                Vice President, Director and Member of the Operating
New York, NY 10292                                  Committee, Prudential Securities; Director, PSG; Executive
                                                    Vice President, PIC; Director, PMFD; Director, PMFS

Eric A. Simonson           Vice President and     Vice President and Director, PIC; Executive Vice President,
                           Director                 Prudential

Claude J. Zinngrabe, Jr.   Executive Vice         Vice President, Prudential; Executive Vice President, PIC
                           President

ITEM 29.  PRINCIPAL UNDERWRITERS.

    (a)(i) Prudential Securities Incorporated

    Prudential Securities Incorporated is distributor for Prudential Government Securities Trust (Short-Intermediate Term Series), Prudential Jennison Fund, Inc., The Target Portfolio Trust, for Class B and Class C shares of Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (except New York Money Market Series, Connecticut Money Market Series, Massachusetts Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and The BlackRock Government Income Trust. Prudential Securities is also a depositor for the following unit investment trusts:

                      Corporate Investment Trust Fund
                      Prudential Equity Trust Shares
                      National Equity Trust
                      Prudential Unit Trusts
                      Government Securities Equity Trust
                      National Municipal Trust

    (ii) Prudential Mutual Fund Distributors, Inc.

    Prudential Mutual Fund Distributors, Incorporated is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential
California Municipal Fund (California Money Market Series), Prudential Institutional Liquidity Portfolio Inc., Prudential Intermediate Global Income Fund, Inc., Prudential-Bache Special Money Market Fund, Inc. (d/b/a Prudential Special Money Market Fund), Prudential Structured Maturity Fund, Inc.,
Prudential Tax-Free Money Fund, Inc., and for Class A shares of Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust (Money Market Series and U.S. Treasury Money Market Series), Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential-Bache MoneyMart Assets Inc. (d/ b/a Prudential MoneyMart Assets), Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (Connecticut Money Market Series, Massachusetts Money Market Series and New York Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Prudential U.S. Government Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity
Fund) and The BlackRock Government Income Trust.

    (b)(i) Information concerning the officers and directors of Prudential Securities Incorporated is set forth below.


                                POSITIONS AND                                                            POSITIONS AND
                                OFFICES WITH                                                             OFFICES WITH
NAME*                           UNDERWRITER                                                              REGISTRANT
------------------------------  -----------------------------------------------------------------------  --------------
Robert C. Golden..............  Executive Vice President and Director                                    None
One New York Plaza
New York, NY 10292
Alan D. Hogan.................  Executive Vice President, Chief Administrative Officer and Director      None
George A. Murray..............  Executive Vice President and Director                                    None
Leland B. Paton ..............  Executive Vice President and Director                                    None
One New York Plaza
New York, NY 10292
Martin Pfinsgraff.............  Executive Vice President, Chief Financial Officer and Director           None
Vincent T. Pica, II...........  Executive Vice President and Director                                    None
One New York Plaza
New York, NY 10292
Richard A. Redeker............  Executive Vice President and Director                                    President and
                                                                                                         Director
Hardwick Simmons..............  Chief Executive Officer, President and Director                          None
Lee B. Spencer................  General Counsel, Executive Vice President, Secretary and Director        None

------------------------
* The address of each person named in One Seaport Plaza, New York, NY 10292 unless otherwise indicated.


    (ii) Information concerning the officers and directors of Prudential Mutual Fund Distributors, Inc. is set forth below.

                                POSITIONS AND                                                            POSITIONS AND
                                OFFICES WITH                                                             OFFICES WITH
NAME (1)                        UNDERWRITER                                                              REGISTRANT
------------------------------  -----------------------------------------------------------------------  --------------
Joanne Accurso-Soto...........  Vice President                                                           None
Dennis N. Annarumma...........  Vice President, Assistant Treasurer and Assistant Comptroller            None

                                POSITIONS AND                                                            POSITIONS AND
                                OFFICES WITH                                                             OFFICES WITH
NAME (1)                        UNDERWRITER                                                              REGISTRANT
------------------------------  -----------------------------------------------------------------------  --------------
Phyllis J. Berman.............  Vice President                                                           None

Brendan D. Boyle..............  Chairman and Director                                                    None

Stephen P. Fisher.............  Vice President                                                           None

Frank W. Giordano.............  Executive Vice President, General Counsel, Secretary and Director        None

Robert F. Gunia...............  Executive Vice President, Treasurer, Chief Financial Officer, Treasurer  Vice President
                                  and Director
Timothy J. O'Brien ...........  President, Chief Executive Officer, Chief Operating Officer and          None
Raritan Plaza One               Director
Edison, N.J. 08837

Richard A. Redeker............  Director                                                                 Director and
                                                                                                         President
Andrew J. Varley .............  Vice President                                                           None
Raritan Plaza One
Edison, N.J. 08837

------------------------
(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.


    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, One Seaport Plaza, New York, New York 10292, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5),
(6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Three Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

ITEM 31.  MANAGEMENT SERVICES.

    Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed-- Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32.  UNDERTAKINGS.

    The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of December, 1995.


                       PRUDENTIAL GROWTH OPPORTUNITY FUND, INC.

                       /s/ Richard A. Redeker
     ---------------------------------------------------------------------------
                       (RICHARD A. REDEKER, PRESIDENT)

    Pursuant  to  the  requirements  of   the  Securities  Act  of  1933,   this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             SIGNATURE                          TITLE                  DATE
------------------------------------  --------------------------------------------

/s/ Richard A. Redeker                President and Director     December 18, 1995
------------------------------------
  RICHARD A. REDEKER

/s/ Delayne Dedrick Gold              Director                   December 18, 1995
------------------------------------
  DELAYNE DEDRICK GOLD

/s/ Arthur Hauspurg                   Director                   December 18, 1995
------------------------------------
  ARTHUR HAUSPURG

/s/ Harry A. Jacobs, Jr.              Director                   December 18, 1995
------------------------------------
  HARRY A. JACOBS, JR.

/s/ Stephen P. Munn                   Director                   December 18, 1995
------------------------------------
  STEPHEN P. MUNN

/s/ Louis A. Weil, III                Director                   December 18, 1995
------------------------------------
  LOUIS A. WEIL, III

/s/ Eugene S. Stark                   Treasurer and Principal    December 18, 1995
------------------------------------    Financial and Accounting
  EUGENE S. STARK                       Officer

                                 EXHIBIT INDEX

(B) EXHIBITS:

     1. (a) Amended and Restated Articles of Incorporation. Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1993 (File No. 2-68723).

        (b) Articles of Amendment. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

     2. Amended and Restated By-Laws. Incorporated by reference to Exhibit 2(d) to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).

     4. Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).

     5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management Inc. Incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-68723).

        (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-68723).

     6. (a) Distribution Agreement for Class A shares. Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (b) Distribution Agreement for Class B shares. Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (c) Distribution Agreement for Class C shares. Incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (d) Form of Distribution Agreement for Class Z shares. Incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on October 20, 1995 (File No. 2-68723).

     8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company, dated July 13, 1984, incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 2-68723).

        (b) Amended Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment 14 to the Registration Statement on Form N-1A (File No. 2-68723).

     9. Transfer Agency Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated January 1, 1988. Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 2-68723).

    10. Opinion of Sullivan & Cromwell. Incorporated by reference to Exhibit No. 10 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-68723).

    11. Consent of Independent Accountants.*

    13. Purchase Agreement. Incorporated by reference to Exhibit No. 13 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-68723).

    15. (a) Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (b) Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

        (c) Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

    16. (a) Schedule of Computation of Performance Quotations. Incorporated by reference to Exhibit No. 16 to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 2-68723).

        (b) Schedule of Computation of 30-day yield. Incorporated by reference to Exhibit No. 16(b) to Post-Effective Amendment 17 to the Registration Statement on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).


    17. Financial Data Schedule. Filed as Exhibit 17 to Post-Effective Amendment No. 22 to Registration Statement filed on Form N-1A filed via EDGAR on November 28, 1995 (File No. 2-68723).



    18.   Rule  18f-3  Plan.   Incorporated  by  reference   to  Exhibit  18  to
       Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on October 20, 1995 (File No. 2-68723).

------------------------
 *Filed herewith.